EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2019	2018
Basic:
Net income attributable to CNH Industrial	$257	$196
Weighted average common shares outstanding—basic	1,354	1,363
Basic earnings per share	$0.19	$0.14
Diluted:
Net income attributable to CNH Industrial	$257	$196
Weighted average common shares outstanding—basic	1,354	1,363
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	2	5
Weighted average common shares outstanding—diluted	1,356	1,368
Diluted earnings per share	$0.19	$0.14

(1)	For the three months ended March 31, 2019 and 2018, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact